Consolidated Statements of Changes in Shareholder's Equity (CAD) In Millions	Total	Common Shares [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Loss [Member]
Beginning balance at Dec. 31, 2011	6,131	3,314	2,827	(10)
Net income	745		745
Other comprehensive income	1			1
Dividends on preferred shares	(18)		(18)
Dividends on common shares	(352)		(352)
Ending balance at Dec. 31, 2012	6,507	3,314	3,202	(9)
Net income	803		803
Other comprehensive income
Dividends on preferred shares	(18)		(18)
Dividends on common shares	(200)		(200)
Ending balance at Dec. 31, 2013	7,092	3,314	3,787	(9)